Condensed Consolidated Interim Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Expenses
Research and development	$ 252,000	$ 1,859,000			$ 2,663,000		$ 9,311,000
General and administrative	1,957,000	1,103,000			5,788,000		5,485,000
Operating expenses	(2,209,000)	(2,962,000)			(8,451,000)		(14,796,000)
Other income (loss)
Foreign exchange	(1,000)	(2,000)			(8,000)		10,000
Interest, net	49,000	2,000			139,000		137,000
Total Other (Expense) Income	48,000	0			131,000		147,000
Net loss for the period	(2,161,000)	(2,962,000)			(8,320,000)		(14,649,000)
Computation of basic loss per share
Net loss	(2,161,000)	(2,962,000)			(8,320,000)		(14,649,000)
Series A Preferred cash dividend	(2,000)	(2,000)			(8,000)		(8,000)
Series C Preferred stock dividend	(13,000)	(173,000)			(173,000)		(362,000)
Net loss for the period attributable to common stockholders	$ (2,176,000)	$ (3,137,000)			$ (8,501,000)		$ (15,019,000)
Basic and fully diluted loss per share	$ (1.37)	$ (63.92)			$ (0.32)		$ (9.27)
Basic and fully diluted weighted average number of shares	1,586,000	49,000			26,352,000		1,620,000
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Expenses
Research and development	$ 2,946,769	$ 3,463,198	$ 9,358,846	$ 7,496,153		$ 9,402,417		$ 7,928,569
Acquired in-process research and development ("IPR&D")	0	0	0	16,200,000		16,217,655
General and administrative	783,459	1,098,079	2,595,860	3,392,569		4,144,648		2,005,282
Operating expenses	(3,730,228)	(4,561,277)	(11,954,706)	(27,088,722)		(29,764,720)		(9,933,851)
Other income (loss)
Forgiveness of Paycheck Protection Program loan								294,070
Employee Retention Tax Credit	0	0	0	334,443		334,443
Interest expense	(2,002,886)	0	(3,615,466)	0		(18,688)
Interest income	132,767	20,294	197,449	77,097		89,673		57,351
Grant income	0	0	0	42,466		42,466		214,917
Change in fair value of derivative liability	21,229	0	(313,772)	0
Total Other (Expense) Income	(1,848,890)	20,294	(3,731,789)	454,006		447,894		566,338
Net loss for the period	(5,579,118)	(4,540,983)	(15,686,495)	(26,634,716)		(29,316,826)		(9,367,513)
Computation of basic loss per share
Net loss	(5,579,118)	(4,540,983)	(15,686,495)	(26,634,716)		$ (29,316,826)		$ (9,367,513)
Deemed dividend on warrant modifications	(965,177)	0	(965,177)	0
Net loss for the period attributable to common stockholders	$ (6,544,295)	$ (4,540,983)	$ (16,651,672)	$ (26,634,716)